Shareholders' Equity - Schedule of Common Shares Issued and Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Common shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Vested shares (in shares)	44,117,721	43,584,549
Vested shares issued at par value	$ 441	$ 436
Earnout shares, par value (in Dollars per share)		$ 0.01
Unvested earnout shares (in shares)		39,200
Earnout shares at par value		$ 0
Issuance of common shares under share-based compensation plan, par value (in Dollars per share)	$ 0.01	$ 0.01
Issuance of common shares under share-based compensation plan, par value (in shares)	991,215	877,130
Issuance of common shares under share-based compensation plan at par value	$ 10	$ 9
Common shares, shares outstanding (in shares)	45,108,936	44,500,879
Common shares, shares issued (in shares)	45,108,936	44,500,879
Common shares outstanding at par value	$ 451	$ 445
Common shares issued at par value	$ 451	$ 445